Earnings per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to the owners of QIAGEN N.V.	$ 129,506	$ 96,038	$ 144,311
Weighted average number of common shares used to compute basic net income per common share	235,582	233,850	232,635
Dilutive effect of stock options and restrictive stock units	2,341	2,876	2,843
Dilutive effect of outstanding warrant shares	2,823	2,338	5,005
Weighted average number of common shares used to compute diluted net income per common share	240,746	239,064	240,483
Basic earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.55	$ 0.41	$ 0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.54	$ 0.40	$ 0.60
Stock Options and Restrictive Stock [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	2,906	3,995	2,152
Warrants [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	23,644	23,591	21,462